Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Capital Expenditure Contracted

Capital expenditure contracted for but not provided in the unaudited condensed consolidated financial statements:

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Software and AI Platform Development	13,313,961	12,493,108	2,956,459